Aug. 31, 2025
Neuberger Disrupters ETF
GOAL
The Fund seeks capital appreciation.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.65
Other expenses	0.00
Total annual operating expenses	0.65
Fee waivers and/or expense reimbursement	0.10
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.55
[1]
Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2027 and may not be terminated during its term without the consent of the Board of Trustees.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$56	$198	$352	$801

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its total assets in a concentrated portfolio of equity securities issued by U.S. and foreign (non-U.S.) companies, including companies located in emerging markets, of any market capitalization, that are pursuing disruptive growth agendas (“disrupters”). The Fund defines “disrupters” as companies at various growth stages that, in the Portfolio Managers’ view, are generating or pursuing new opportunities by disrupting existing markets or creating new markets; examples of disruptive markets include autonomous driving, cloud computing, artificial intelligence, financial technology innovation, robotics and liquid biopsies (e.g., blood based cancer testing). While the Fund may invest in companies of any market capitalization, it typically invests in companies that have market capitalizations greater than $500 million at the time of purchase. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, exchange-traded funds (“ETFs”), and equity interests in real estate investment trusts (“REITs”).
In selecting the Fund’s investible universe, the Portfolio Managers evaluate market segments, products, services and business models to identify companies that they believe are well positioned to benefit from disruptive innovations, trends or developments in the markets in which they currently, or plan to, operate (e.g., companies offering a differentiated solution, technology or service model for a new market or an existing market). Utilizing internal research and analysis and leveraging insights from diverse sources, including publicly available company data, third-party research, data science, and proactive engagement with company management, the Portfolio Managers make investment decisions through a fundamental analysis of each company relevant to the particular disruptive theme. As part of this analysis, the Portfolio Managers evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors including some or all of the following: (i) stock prices which appear undervalued relative to the Portfolio Managers’ long-term cash flow growth potential; (ii) free cash flow generation and growth potential, including the Portfolio Managers’ views on the present value of that expectation; (iii) companies that are, or have the potential to become, industry leaders represented by high and growing market share, pricing power, or superior technology and/or business models relative to peers or new entrants; and (iv) underappreciated embedded business optionality (i.e., potential business opportunities that may be additive to the company’s core business).
Investments may include companies operating in any industry or sector, including, but not limited to internet software & services, interactive media & services, hardware, communications equipment, semiconductors and semiconductor equipment, media, internet retail, consumer discretionary, healthcare, industrials, diversified telecommunication services and wireless telecommunication services. Disrupters are currently found primarily in the information technology, communication services, healthcare, and consumer discretionary sectors. The Fund will concentrate its investments in companies operating in one or more industries within the information technology and communication services groups of industries.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers follow a disciplined selling strategy and may sell a position when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when there are changes to macroeconomic factors, markets, sectors and/or the company that would alter the Portfolio Managers’ assumptions about the company.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q1 2023	15.64%
Worst quarter:	Q3 2023	-7.19%
Year to Date performance as of:	09/30/2025	21.63%

average annual total % returns as of 12/31/2024
Disrupters ETF
Disrupters ETF	1 Year	Since Inception (04/06/2022)
Return Before Taxes	18.35	8.15
Return After Taxes on Distributions	18.35	8.15
Return After Taxes on Distributions and Sale of Fund Shares	10.86	6.31
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	11.50
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	16.34
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	10.65
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15	6.32

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.